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                               THE MAINSTAY FUNDS
                               51 MADISON AVENUE
                              NEW YORK, NY  10010


December 2, 2008

VIA EDGAR
---------
Ms. Laura Hatch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0504

             Re: The MainStay Funds (the "Registrant") Form N-1A Filing (FILE NOS. 033-02610/811-04550)

Dear Ms. Hatch:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A under the 1933 Act and Amendment No. 99 under the Investment Company Act of 1940, as amended, that were filed electronically on November 25, 2008.

     No fee is required in connection with this filing.

     Please do not hesitate to contact me at (973) 394-4436 if you have any questions regarding any of the foregoing.


                                        Sincerely,

                                        /s/: Barry E. Simmons
                                        --------------------------------
                                        Barry E. Simmons
                                        Assistant Secretary
                                        The MainStay Funds


cc: Jeffrey A. Engelsman, Esq.
    Marguerite E. H. Morrison, Esq.
    Sander M. Bieber, Esq.